SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash paid during the period for [Abstract]
Interest	$ 126,659	$ 126,648	$ 113,710
Taxes	787	4,163	2,155
Noncash Activities [Abstract]
Security deposits applied to rent receivables and maintenance payment liability	3,224	1	2,045
Maintenance payment liability applied to rent receivables, maintenance rights, and other liabilities	9,133	25,837	68
Other liabilities applied to security deposits, maintenance payment liability and rent receivables	5,016	5,520	676
Noncash Investing Activities [Abstract]
Aircraft improvement	7,143	10,870	192
Noncash activities in connection with purchase of flight equipment	34,925	79,727	3,979
Noncash activities in connection with sale of flight equipment	$ 20,480	$ 2,648	$ 0